Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

July 25, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Ms. Deborah O’Neal-Johnson

Re:	Infinity Core Alternative Fund (the “Registrant”)

(1933 Act Registration No. 333-217337)/(1940 Act Registration No. 811-22923)

Ladies and Gentlemen:

Enclosed is a request of the Registrant and its principal underwriter for acceleration of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended, and of Amendment No. 10 to the Registrant’s Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended. Please contact me at (215) 988-3307 with any questions related to this request and to notify of the effectiveness of the Registration Statement. In my absence, please contact Joshua B. Deringer, Esq., at (215) 988-2959.

Sincerely,

/s/ Jillian L. Bosmann

Jillian L. Bosmann

Enclosure